Interest-bearing loans and borrowings	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Interest-bearing loans and borrowings
19	Interest-bearing loans and borrowings

	Non-current					Current
	Notes	Nominal interest rate %	Maturity	As at 31 March 2021	As at 31 March 2020	As at 31 March 2021	As at 31 March 2020
Debentures
- Non convertible debentures (secured)	(i)	6.03% - 12.50%	March 2022 - September 2034	90,137	38,835	10,447	6,376
- Compulsorily convertible debentures (unsecured)	(ii)	8% - 10.70%	June 2026 - September 2036	809	553	—	—
Term loan from bank (secured)	(iii)	8.21% - 11.75%	December 2021 - December 2038	44,269	40,258	6,888	13,666
Term loan from financial institutions (secured)	(iv)	8.67% - 12.10%	September 2030 - March 2041	80,300	89,604	13,119	2,884
Senior secured notes	(v)	6.06% - 10.74%	September 2022 - February 2027	92,924	128,160	—	—
Compulsorily convertible preference shares	(vi)	15.02%	June 2022	26,697	23,200	—	—

Interest-bearing loans and borrowings - total #				335,136	320,610	30,454	22,926

Amount disclosed under the head ‘other current financial liabilities’ (refer note 21)				—	—	(30,454)	(22,926)

Interest-bearing loans and borrowings - net				335,136	320,610	—	—

#
Certain borrowings included above are guaranteed by the Parent on behalf of the group entities. Further, certain securities held in subsidiary companies are pledged with banks and financial institutions as security for financial facilities obtained by subsidiary companies.

Notes:
(a) Details of terms and security
(i) Non convertible debentures (secured)
The debentures are secured by way of first pari passu charge on the respective Company’s immovable properties, movable assets, current assets, cash accruals including but not limited to current assets, receivables, book debts, cash and bank balances, loans and advances etc. present and future.

(ii) Compulsorily convertible debentures (unsecured) Terms of conversion of CCDs

Entity	Tenure (years)	Total proceeds	Maturity date	Interest coupon rate	Moratorium period
ReNew Mega Solar Private Limited*	25	193	22 August 2036 and 20 September 2036	8%	18 months from the date of issue
ReNew Solar Energy (Telangana) Private Limited*	20	620	20 September 2036	8%	18 months from the date of issue
Abha Solarfarms Limited	10	35	6 June 2026, 26 January 2027 and 24 May 2027	10.70%	24 months from the date of issue
Aalok Solarfarms Limited	10	35	6 June 2026, 26 January 2027 and 24 May 2027	10.70%	24 months from the date of issue
Shreyas Solarfarms Limited	10	69	8 June 2026 and 26 January 2027	10.70%	24 months from the date of issue
Heramba Renewables Limited	10	69	26 January 2027 and 24 May 2027	10.70%	24 months from the date of issue

Total		1,021

*
Compulsorily convertible debentures are compulsorily convertible into equity shares in accordance with the terms of the Joint Venture Agreement at conversion ratio of
1:1
. CCD do not carry any voting rights. Liability component of Compulsorily convertible debentures represent the present value of interest coupon.

(iii) Term loan from banks (secured)
Secured by pari passu first charge by way of mortgage of all the present and future immovable properties, hypothecation of movable assets, book debt, operating cash flows, receivables, commissions, revenue of whatsoever nature, all bank accounts and assignment of all rights, title, interests, benefits, claims etc. of project documents and insurance contracts of the respective Company. These loans usually have repayment cycle of monthly / quarterly payments.
For all long-term loan arrangements from banks, the Group has complied with the debt covenants except for a long-term loan arrangement amounting to INR 3,895 as at 31 March 2021 (31 March 2020: INR 2,916), where the Group could not meet covenants with the effect that the liability became payable on demand. The Group has classified these liabilities as current. Further, for such borrowings outstanding as at 31 March 2021, the Group has applied for waiver amounting to INR 3,664 (31 March 2020: the Group had subsequently received waiver for INR 2,916 from the lenders and the balances were fully repaid in November 2020).
(iv) Term loan from financial institutions (secured)
Secured by a first pari passu charge by way of mortgage on immovable properties, first pari passu charge by way of hypothecation of tangible moveable assets, first charge on all the current assets and accounts. Further secured by way of assignment of all the rights, title, interest, benefit, claims and demands under all the project agreements, letter of credit, insurance contracts and proceeds, guarantees, performance bond etc. of the respective company. These loans usually have repayment cycle of monthly / quarterly payments.

For all long-term loan arrangements from financial institutions, the Group has complied with the debt covenants except for a long-term loan arrangement amounting to INR 6,446 as at 31 March 2021 (31 March 2020: INR Nil), where the Group could not meet covenants with the effect that the liability became payable on demand. The Group has classified these liabilities as current. Further, for the such borrowings outstanding as at 31 March 2021, the Group has subsequently received waiver from the lenders in April 2021.
Non creation of charge on securities against outstanding loans
Entities forming part of the Group have not created charge on security against outstanding loan balances as on 31 March 2021 mainly on account of pending approvals from government agencies with respect to land mortgages. The charge will be created as and when the respective entities get the necessary approvals from these agencies. In any of the entities stated below, non-creation
of charge does not result in any breach of material provisions (event of default). Further, none of the following entities listed below have received any approval till date.

Entity name	Lender name	Amount
ReNew Solar Energy (Rajasthan) Private Limited	Power Finance Corporation Limited	3,025
Prathamesh Solarfarms Limited	Yes Bank *	1,522
Prathamesh Solarfarms Limited	Rural Electrification Corporation *	1,724
ReNew Solar Power Private Limited	Indian Renewable Energy Development	5,513
Ostro Jaisalmer Private Limited	Rural Electrification Corporation *	778
Ostro Urja Wind Private Limited	Rural Electrification Corporation *	2,165
Ostro Dakshin Power Private Limited	Ptc Financial Services Pvt. Ltd.	1,236
Ostro Dakshin Power Private Limited	Rural Electrification Corporation	3,803
Ostro Andhra Wind Private Limited	India Infrastructure Finance Co. Ltd	1,373
Ostro AP Wind Private Limited	India Infrastructure Finance Co. Ltd	1,404
Ostro Madhya Wind Private Limited	Rural Electrification Corporation *	2,143
Badoni Power Private Limited	Rural Electrification Corporation *	852
AVP Powerinfra Private Limited	Rural Electrification Corporation *	795
Ostro Anantapur Private Limited	Rural Electrification Corporation *	3,344
ReNew Wind Energy (Varekarwadi) Private Limited	Rural Electrification Corporation *	2,172

*	The corresponding loan balances have been fully repaid subsequent to the reporting date.
(v) Listed senior secured notes
Notes are secured by way of exclusive mortgage over immovable properties and exclusive charge by way of hypothecation of tangible and intangible movable assets. Further secured by way of hypothecation over rights and benefit, claims and demands under all the project agreements, letter of credit, insurance contracts and proceeds, guarantees, performance bond etc. of the company. Secondary charge over the account receivables, book debts and cash flows. The senior secured notes shall be repaid through bullet payments starting from September 2022 to February 2027.

(vi) Compulsorily convertible preference shares
The Company has issued INR 20,903 Compulsory Convertible Preference Shares (‘CCPS’) - Series A to certain existing shareholders:

Name of allottee	Number of shares allotted	Face value	Amount received	Balance as at 31 March 2021
GS Wyvern Holding Limited	16,395,294	425	6,968	8,899
Green Rock B 2014 Limited (acting in its capacity as	16,318,729	425	6,935	8,858
trustee of Green Stone A 2014 Trust)
Canada Pension Plan Investment Board	16,470,588	425	7,000	8,940

Total	49,184,611		20,903	26,697

Each Series A CCPS are
non-cumulative
and shall be entitled to a preferred rate of dividend of 0.0001% over the equity shares of the Company. These are mandatorily convertible upon the occurrence of the earliest of certain events as enumerated in terms specified in board resolution passed for issuance of CCPS but no later than 3 years from the date of allotment. Conversion shall occur at conversion price which will be computed in the manner as terms specified in board resolution passed for issuance of CCPS on the date of conversion. Series A CCPS do not meet the criteria of conversion into fixed number of equity shares given conversion price is not currently ascertainable, accordingly these CCPS have been recorded as financial liability and carried at amortised cost. These CCPS carry a yield of 15.02%.
The terms of conversion of CCPS include cap and floor prices for the computation of conversion ratio of the CCPS. These are considered as embedded derivatives and are accounted a FVTPL. The fair value of these embedded derivatives were Nil as on 31 March 2021 (31 March 2020: Nil)
.

(b) Loan moratorium
(i) Entities forming part of the group have also applied for moratorium from financial institutions under “Reserve Bank of India’s COVID 19 – Regulatory Package dated 27 March 2020”. The details are as follows:

		Moratorium availed for
Company Name	Lender	Principal	Interest	Original due date	Extended due date	Settlement terms
Ostro Andhra Wind Private Limited	Indian Renewable Energy Development Agency Limited	12	18	30 June 2020	30 September 2020	As per the intimation received from the Lender dated 17 November 2020, Principle instalment outstanding for the quarter ended 30 June 2020 and interest outstanding for the month of June 2020 shall be deferred to 30 September 2033.

Ostro Andhra Wind Private Limited	India Infrastructure Finance Corporation	9	13	30 June 2020	30 September 2020	As per the intimation received from the Lender dated 24 December 2020, Principle instalment outstanding for the quarter ended 30 June 2020 and interest outstanding for the month of June 2020 shall be deferred to last instalment in 1 July 2035.

Ostro Andhra Wind Private Limited	Tata Cleantech Capital Limited	2	3	30 June 2020	30 September 2020	As per the intimation received from the Lender dated 11 January 2021, Principle instalment along with interest outstanding for the quarter ended 30 June 2020 shall be deferred and the original repayment schedule shall be extended by 3 months resulting in extending last payment date as per repayment schedule from 30 June 2033 to 30 September 2033.

Ostro AP Wind Private Limited	Indian Renewable Energy Development Agency Limited	12	21	30 June 2020	30 September 2020	As per the intimation received from the Lender dated 17 November 2020, Principle instalment outstanding for the quarter ended 30 June 2020 and interest outstanding for the month of June 2020 shall be deferred to 30 September 2033.

Ostro AP Wind Private Limited	India Infrastructure Finance Corporation	9	14	30 June 2020	30 September 2020	As per the intimation received from the Lender dated 24 December 2020, Principle instalment outstanding for the quarter ended 30 June 2020 and interest outstanding for the month of June 2020 shall be deferred to last instalment in 1 July 2035.

Ostro AP Wind Private Limited	Tata Cleantech Capital Limited	3	5	30 June 2020	30 September 2020	As per the intimation received from the Lender dated 11 January 2021, Principle instalment along with interest outstanding for the quarter ended 30 June 2020 shall be deferred and the original repayment schedule shall be extended by 3 months resulting in extending last payment date as per repayment schedule from 30 June 2033 to 30 September 2033.
ReNew Solar Energy (Rajasthan) Private Limited	Power Finance Corporation Limited	—	30	15 April 2020	—	As intimated by the Lender vide letter dated 25 February 2021, the repayment date has been revised resulting in extending last payment date as per repayment schedule. Previously, the repayment date was 15 December 2038 which has now been revised to 15 February 2039 to 15 June 2039 and the deferred amount has been converted to additional loan.
ReNew Solar Energy (Rajasthan) Private Limited	Power Finance Corporation Limited	—	28	15 May 2020	—
ReNew Solar Energy (Rajasthan) Private Limited	Power Finance Corporation Limited	—	29	15 June 2020	—
ReNew Solar Energy (Rajasthan) Private Limited	Power Finance Corporation Limited	—	28	15 July 2020	—
ReNew Solar Energy (Rajasthan) Private Limited	Power Finance Corporation Limited	—	30	15 August 2020	—

(ii) Zemira Renewables Private Limited (referred to as “Zemira”) had an outstanding term loan balance of INR 3,047 from Piramal Capital & Housing Finance Limited (INR 2,149) and PHL FINVEST Private Limited (INR 898) (collectively referred to as “Piramal”) as at 31 March 2020. As per terms of agreement with Piramal, principal instalment of INR 29 and interest of INR 33 was due on 30 June 2020 against which Zemira has availed moratorium from the Piramal till 30 September 2020 through approval letters dated 28 July 2020 under “Reserve Bank of India’s COVID 19—Regulatory Package dated 27 March 2020”. On 23 September 2020, Zemira issued 14.45% redeemable non-convertible
debentures amounting to INR 3,075 to India Investment Opportunities Fund. On 24 September 2020, the outstanding balance for existing term loan increased to INR 3,178 (with accrual of interest till such date) and the proceeds from non-convertible
debentures have been utilised to partially repay the term loan balance to an extent of INR 3,075. On 2 November 2020, the remaining amount of INR 103.37 (including accrual of interest till such date) has been repaid
.
(iii) During the year ended 31 March 2021, the Group has availed moratorium on the following loans for a period of 90 days, which have been repaid:

Company Name	Lender	Moratorium availed on		Original due date
		Principal	Interest
Ostro Mahawind Power Private Limited	Barclays Bank Plc.	4,165	—	31 May 2020
Vivasvat Solar Energy Private Limited	Indian Renewable Energy Development Association	—	5	30 April 2020
		—	5	31 May 2020
		—	5	30 June 2020
ReNew Solar Power Private Limited		—	5	30 June 2020
		—	5	31 July 2020
		—	5	30 April 2020
		—	5	31 May 2020
ReNew Wind Energy (Varekarwadi) Private Limited	PTC Financial Services	—	5	1 July 2020
		—	5	1 August 2020
(c) The Group during the year has prepaid borrowings arrangements including loan from banks, loans from financial institutions and non convertible debentures amounting to INR 41,362. These arrangements have been subsequently refinanced in May 2021.

(c) The details of non convertible debentures (secured) are as below:

Listing status	Debenture Series	Face value per NCD (INR)	Numbers of NCDs outstanding		Outstanding amount		Nominal interest	Earliest redemption date	Last date of repayment	Terms of repayment
			As at 31 March 2021	As at 31 March 2020	As at 31 March 2021	As at 31 March 2020
Non listed	Not applicable	1,000,000	1,026	1,133	1,026	1,133	9.41%	30-Jun-20	30-Sep-30	Quarterly
Non listed	Not applicable	1,000,000	4,966	5,222	4,966	5,222	9.60%	30-Jun-20	31-Mar-23	Quarterly
Non listed	Series 1	1,000,000	1,778	1,850	1,778	1,850	9.60%-9.95%	30-Jun-20	31-Mar-23	Quarterly
Non listed	Series 2	1,000,000	3,071	3,236	3,071	3,236	9.60%-9.95%	30-Jun-20	31-Mar-23	Quarterly
Non listed	Not applicable	1,000,000	2,844	2,955	2,844	2,955	9.95%	30-Jun-20	31-Mar-23	Quarterly
Listed	Not applicable	1,000,000	3,370	3,660	3,370	3,660	9.75%	30-Sep-20	31-Mar-33	Half yearly
Listed	Series-1	1,000,000	474	500	474	500	8.55%	30-Sep-20	30-Sep-34	Half yearly
Listed	Series-2	1,000,000	2,161	2,278	2,161	2,278	8.65%	30-Sep-20	30-Sep-34	Half yearly
Listed	Series-3	1,000,000	3,867	4,075	3,867	4,075	8.75%	30-Sep-20	30-Sep-34	Half yearly
Non listed	Not applicable	1,000,000	—	5,040	—	5,040	14.85%	31-May-21	15-Nov-25	Quarterly
Non listed	Not applicable	1,000,000	2,000	2,000	2,000	2,000	12.50%	27-Oct-22	27-Oct-22	Bullet
Listed	Not applicable	1,000,000	—	5,060	—	5,060	12.68%	26-Feb-21	26-Feb-21	Bullet
Non listed	Not applicable	1,000,000	2,000	2,000	2,000	2,000	11.96%	28-Sep-22	28-Sep-22	Bullet
Non listed	Not applicable	1,000,000	—	2,000	—	2,000	12.41%	31-Oct-22	31-Oct-22	Bullet
Non listed	Not applicable	1,000,000	—	1,210	—	1,210	9.18%	30-Nov-22	30-Nov-22	Bullet
Non listed	Not applicable	1,000,000	3,210	3,210	3,210	3,210	9.45%	30-Jul-25	30-Jul-25	Bullet
Non listed	Not applicable	1,000,000	3,738	—	3,738	—	8.55%	31-Aug-22	31-Aug-22	Bullet
Non listed	Not applicable	1,000,000	9,000	—	9,000	—	9.25%	30-Mar-22	30-Mar-22	Bullet
Non listed	Not applicable	1,000,000	5,159	—	5,159	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,747	—	1,747	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,674	—	1,674	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	440	—	440	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	5,948	—	5,948	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	2,972	—	2,972	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,197	—	1,197	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,189	—	1,189	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,188	—	1,188	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,199	—	1,199	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,196	—	1,196	—	8.46%	28-Apr-24	28-Apr-24	Bullet
Non listed	Not applicable	1,000,000	1,548	—	1,548	—	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	6,765	—	6,765	—	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	3,835	—	3,835	—	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	11,721	—	11,721	—	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	1,736	—	1,736	—	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	3,663	—	3,663	—	6.03%	22-Aug-26	22-Aug-26	Bullet
Non listed	Not applicable	1,000,000	4,432	—	4,432	—	6.03%	22-Aug-26	22-Aug-26	Bullet

Total (gross)					101,114	45,429
Transaction cost					(530)	(218)

Total					100,584	45,211